SCHEDULE OF WARRANT ACTIVITY (Details) (Parenthetical) - Warrant Agreements [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant issued		50,000
Warrant exercised, shares issued	1,130,114
Warrant exercise price	$ 0.09
Warrant cashless exercised, shares issued	1,050,114